Equity (Details) - USD ($)		12 Months Ended
	Nov. 20, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Equity [Line Items]
Reverse stock split		263,322
Reverse stock split	for
Warrants [Member]
Equity [Line Items]
Intrinsic value of warrants (in Dollars)
Tiger Brokers (Singapore) Ptd. Ltd. [Member]
Equity [Line Items]
ESOP shares issued
Reverse stock split			264,727
Class A Ordinary Shares [Member]
Equity [Line Items]
Vote pe share		one
Shares converted		1
ESOP shares issued				264,727
Reverse stock split			263,322
Reverse stock split		263,322	263,322
Class B Ordinary Shares [Member]
Equity [Line Items]
Vote pe share		twenty
Issued and unissued	31